Document and Entity Information	Feb. 22, 2024
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	The Royce Fund
Entity Central Index Key	0000709364
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 22, 2024
Document Effective Date	May 01, 2024
Prospectus Date	May 01, 2023
Investment, Service, and Institutional Class Shares Prospectus | Royce Pennsylvania Mutual Fund | Investment Class
Prospectus:
Trading Symbol	PENNX
Investment, Service, and Institutional Class Shares Prospectus | Royce Pennsylvania Mutual Fund | Service Class
Prospectus:
Trading Symbol	RYPFX
Investment, Service, and Institutional Class Shares Prospectus | Royce Pennsylvania Mutual Fund | Institutional Class
Prospectus:
Trading Symbol	RPMIX
Consultant and R Class Shares Prospectus | Royce Pennsylvania Mutual Fund | R Class
Prospectus:
Trading Symbol	RPMRX
Consultant and R Class Shares Prospectus | Royce Pennsylvania Mutual Fund | Consultant Class
Prospectus:
Trading Symbol	RYPCX